11. Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

There are no subsequent events required to be disclosed in the Notes to Financial Statements through the date of the report, except as follows:.

In November 2014, Carl and Mary Ann Berg 2011 CRT Carl Berg Trustee loaned Mobiquity $1 million. In December 2014, Clyde J. Berg 2011 CRT Carl Berg Trustee loaned Mobiquity $1 million. In December 2014, Sherry Berg-Zorn loaned Mobiquity $50,000. An additional $500,000 was loaned in January 2015 by the Clyde J. Berg CRT. In February 2015, Berg & Berg Enterprises loaned $850,000 to Mobiquity. On July 31, 2015, the Company agreed on behalf of the aforementioned debt holders (in anticipation of the $500,000 loan referenced in the next paragraph by Berg & Berg Enterprises) that the principal and accrued interest on these Notes aggregating $3.4 million are now convertible at $.30 per share. Further, for every $1.00 principal and accrued interest thereon converted, the Note Holder will receive a five-year warrant to purchase one share of common stock at an exercise price of $.50 per share. All other bonus warrants referenced in Note 3(d) will no longer be issued to the Note Holders upon conversion of their securities as no conversions took place as of June 30, 2015.

In August 2015, the Company raised $605,000 from two investors and issued unsecured promissory notes in the principal amount of $605,000, including $500,000 to Berg & Berg Enterprises and $105,000 to Mr. and Mrs. Anthony Abbruzzese. Mr. Abbruzzese has agreed to become a director of the Company upon the successful uplisting of our common stock on the NYSE MKT. The notes are due the earlier of December 31, 2016 or the completion of an equity financing of at least $2.5 million. The Company agreed to issue prepaid interest of 605,000 shares of common stock and warrants to purchase an additional 605,000 shares of common stock at an exercise price of $.40 per share through August 31, 2017. The notes are convertible at $.30 per share. However, the noteholder has the right at any time after September 1, 2015 to convert the notes into equity securities of the company on the same terms as the last equity transaction completed by the Company

There are no subsequent events required to be disclosed in the Notes to Financial Statements through the date of the report, except as follows: In accordance with the December 15, 2014 letter agreement with Carl E. Berg, a total of $3,350,000 of unsecured loans was received between November 2014 and February 2015, with $1.0 million received in November 2014, an additional $1.0 million received in December 2014, an additional $500,000 received in January 2015 and an additional $850,000 received in February 2015, under the same terms described in Note 4 (c). In February 2015, the Company agreed to extend the due date for the Bergs to loan the Company additional monies of up to $7.5 million, (inclusive of the aforementioned $850,000 received by us) to June 30, 2015 and to convert all or any part of their loans into shares, warrants and bonus warrants to June 30, 2015, in accordance with the terms described in Note 4(d).

In February 2015, the Board approved an increase in the number of shares covered by the 2009 Plan from 10,000,000 shares to 20,000,000 shares, subject to stockholder approval within one year. See Note 9.

Between March 30, 2015 and April 15, 2015, the Company received $1,210,000 from the sale to five accredited investors of 4,033,334 shares of its common stock and a like number of warrants exercisable at $.45 per share through March 31, 2020. One of the investors, which previously provided a $1,350,000 letter of credit to Simon Properties and had the right to convert the cash underlying the letter of credit at $1.00 per share had its conversion price lowered to $.30 per share in partial consideration of its new equity investment in the Company. Four of the investors have the right to purchase an additional $1,000,000 in the aggregate of additional securities of the Company on the same terms up to May 15, 2015.